Exhibit 99.2

Schedule identifying the differences between the notes issued by the trust identified on the cover page of the
Exchange Act report into which this Exhibit 99.2 is incorporated by reference (the "Notes")
and Exhibit 4.3 ("Exhibit 4.3") to Protective Life Secured Trust's Report on
Form 10-D filed on September 10, 2007

For purposes of this Exhibit 99.2, the following terms are referred to herein as the "Variable Terms".

Issuing Entity (the "Trust"):	Interest Rate Basis(es) (or Base Rate):
Execution Party: The Trust, by Wilmington Trust	CD Rate ☐
Company, not in its individual capacity but solely as	Commercial Paper Rate ☐
Delaware Trustee	Federal Funds (Effective) Rate ☐
Date of Note: original issue date	Federal Funds (Open) Rate ☐
Cusip No.:	LIBOR ☐
Principal Amount: $	☐ LIBOR Reuters Page:
(or principal amount of foreign or composite currency)	☐ LIBOR Telerate Page:
Original Issue Date:	Designated LIBOR
Price to Public:	Currency:
Stated Maturity Date:	EURIBOR ☐
Settlement Date and Time:	Treasury Rate (other than Constant
Securities Exchange Listing: ☐ Yes ☐ No. If yes,	Maturity Treasury Rate) ☐
indicate name(s) of Securities Exchange(s): _______	Constant Maturity Treasury Rate ☐
Depositary:	Designated CMT Telerate
Authorized Denominations:	Page:
Collateral held in the Trust: Protective Life Insurance	If Telerate Page 7052:
Company Funding Agreement No. , all proceeds,	☐ Weekly Average
rights and books and records related thereto.	☐ Monthly Average
Additional Amounts to be Paid: ☐ Yes ☐ No.	Designated CMT Maturity
Interest Rate or Formula:	Index:
Fixed Rate Note: ☐ Yes ☐ No. If yes,	Prime Rate ☐
Interest Rate:	Inverse Floating Rate Note ☐
Interest Payment Frequency:	Fixed Interest Rate:
☐ Monthly ☐ Quarterly	Floating Rate/Fixed Rate ☐
☐ Semi-annually ☐ Annually	Fixed Interest Rate:
Additional/Other Terms:	Fixed Rate Commencement Date:
Amortizing Note: ☐ Yes ☐ No. If yes,	Index Maturity:
Amortization schedule or formula:	Spread and/or Spread Multiplier, if any:
Additional/Other Terms:	Initial Interest Rate, if any:
Discount Note: ☐ Yes ☐ No. If yes,	Initial Interest Reset Date:
Registered Face Amount:	Interest Reset Dates:
Total Amount of Discount:	Rate Determination Date(s):
Yield to Maturity:	Interest Payment Frequency:
Additional/Other Terms:	☐ Monthly ☐ Quarterly
Redemption Provisions: ☐ Yes ☐ No. If yes,	☐ Semi-Annually ☐ Annually
Maximum Interest Rate, if any: Minimum Interest Rate, if any:

Initial Redemption Date:	Additional/Other Terms:
Initial Redemption Percentage:	Regular Record Date(s):
Annual Redemption Percentage Reduction,	Sinking Fund:
if any:	Day Count Convention:
Additional/Other Terms:	☐ 30 over 360	☐ Actual over Actual
Repayment Provisions: ☐ Yes ☐ No. If yes,	☐ Actual over 360	☐ Other (See attached)
Optional Repayment Date(s):	Specified Currency:
Additional/Other Terms:	Exchange Rate Agent:
Floating Rate Note: ☐ Yes ☐ No. If yes,	Calculation Agent:
Interest Rate:	Additional/Other Terms:

Omitted Document:  The global note representing the Notes (the "Global Note").

Differences:

The Variable Terms of the Notes set forth in the Global Note differ from the terms set forth in Exhibit 4.3 as and to the extent the terms set forth in the Pricing Supplement filed by Protective Life Insurance Company with the Securities and Exchange Commission pursuant to Rule 424(b) of the rules and regulations of the SEC under the Securities Act of 1933, as amended, with respect to the Notes differ from the analogous terms set forth in Exhibit 4.3.